Derivative Warrant Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Warrant Liability [Abstract]
Derivative Warrant Liability
15	Derivative Warrant Liability

Issuance of 21,228,900 warrants in connection with merger	11,675,815	13,161,838
Fair value remeasurement of derivative warrant liability	(4,458,069)	(1,486,023)
	7,217,746	11,675,815

In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the interim consolidated statement of comprehensive income at each reporting date. The derivative liabilities will ultimately be converted into the Group’s equity (ordinary shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants, and will not result in the outlay of any cash by the Group.

In connection with the completion of the business combination on 20 December 2019, each of Twelve Sea’s 21,229,000 outstanding warrants were converted into the Group’s warrants at 1:1 ratio. The warrants allow the holder to subscribe for the ordinary shares of the Company at 1:1 basis at an exercise price of USD 11.50. The warrants shall lapse and expire after five years from the closing of the business combination. The holders of the warrants issued pursuant to the business combination may elect, if the Group does not have an effective registration statement or the prospectus contained therein is not available for the issuance of the warrant shares to the holder, in lieu of exercising the warrants for cash, a cashless exercise option to receive a variable number of common shares.

At initial recognition on 20 December 2019, the Group recorded a derivative warrant liability of USD 16,983,200 based on the quoted price on 20 December 2019 of USD 0.8 per warrant and then revalued at USD 0.74 at 31 December 2019 resulting in a fair value gain of USD 1,273,740 and a warrant derivative liability of USD 15,709,460. These warrants were accounted for as part of the consideration transferred under IFRS 2.

On 14 May 2020, holders of 100 warrants have exercised their rights through cash exercise and converted the warrants into ordinary shares.

At 30 June 2022, the Group recorded a derivative warrant liability of USD 7,217,746 (31 December 2021: USD 11,675,815 ) which resulted in a gain on revaluation of derivative warrant liability for the year ended 30 June 2022 of USD 4,458,069 (31 December 2021: USD 1,486,023).

20	Derivative Warrant Liability

(Figures in USD)	2022	2021
Issuance of 21,228,900 warrants in connection with merger	11,675,815	13,161,838
Fair value remeasurement of derivative warrant liability	(7,430,035)	(1,486,023)
	4,245,780	11,675,815

In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date. The derivative liabilities will ultimately be converted into the Group’s equity (ordinary shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants, and will not result in the outlay of any cash by the Group.

In connection with the completion of the business combination on 20 December 2019, each of Twelve Sea’s 21,229,000 outstanding warrants were converted into the Group’s warrants at 1:1 ratio. The warrants allow the holder to subscribe for the ordinary shares of the Company at 1:1 basis at an exercise price of USD 11.50. The warrants shall lapse and expire after five years from the closing of the business combination. The holders of the warrants issued pursuant to the business combination may elect, if the Group does not have an effective registration statement or the prospectus contained therein is not available for the issuance of the warrant shares to the holder, in lieu of exercising the warrants for cash, a cashless exercise option to receive a variable number of common shares.

At initial recognition on 20 December 2019, the Group recorded a derivative warrant liability of USD 16,983,200 based on the quoted price on 20 December 2019 of USD 0.8 per warrant and then revalued at USD 0.74 at 31 December 2019 resulting in a fair value gain of USD 1,273,740 and a warrant derivative liability of USD 15,709,460. These warrants were accounted for as part of the consideration transferred under IFRS 2.

On 14 May 2020, holders of 100 warrants have exercised their rights through cash exercise and converted the warrants into ordinary shares.

At 31 December 2022, the Group recorded a derivative warrant liability of USD 4,245,780 (31 December 2021: USD 11,675,815) which resulted in a gain on revaluation of derivative warrant liability for the year ended 31 December 2021 of USD 7,430,035 (31 December 2021: USD 1,486,023).

20	Derivative Warrant Liability

Issuance of 21,228,900 warrants in connection with merger	13,161,838	15,709,460
Fair value remeasurement of derivative warrant liability	(1,486,023)	(2,547,622)
	11,675,815	13,161,838

In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date. The derivative liabilities will ultimately be converted into the Group’s equity (ordinary shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants, and will not result in the outlay of any cash by the Group.

In connection with the completion of the business combination on 20 December 2019, each of Twelve Sea’s 21,229,000 outstanding warrants were converted into the Group’s warrants at 1:1 ratio. The warrants allow the holder to subscribe for the ordinary shares of the Company at 1:1 basis at an exercise price of USD 11.50. The warrants shall lapse and expire after five years from the closing of the business combination. The holders of the warrants issued pursuant to the business combination may elect, if the Group does not have an effective registration statement or the prospectus contained therein is not available for the issuance of the warrant shares to the holder, in lieu of exercising the warrants for cash, a cashless exercise option to receive a variable number of common shares.

At initial recognition on 20 December 2019, the Group recorded a derivative warrant liability of USD 16,983,200 based on the quoted price on 20 December 2019 of USD 0.8 per warrant and then revalued at USD 0.74 at 31 December 2019 resulting in a fair value gain of USD 1,273,740 and a warrant derivative liability of USD 15,709,460. These warrants were accounted for as part of the consideration transferred under IFRS 2.

On 14 May 2020, holders of 100 warrants have exercised their rights through cash exercise and converted the warrants into ordinary shares.

At 31 December 2021, the Group recorded a derivative warrant liability of USD 11,675,815 (31 December 2020: USD 13,161,838 ) which resulted in a gain on revaluation of derivative warrant liability for the year ended 31 December 2021 of USD 1,486,023 (31 December 2020: USD 2,547,622).

20	Derivative Warrant Liability

Issuance of 21,228,900 warrants in connection with merger (Note 31)	15,709,460	16,983,200
Fair value remeasurement of derivative warrant liability	(2,547,622)	(1,273,740)
	13,161,838	15,709,460

In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date. The derivative liabilities will ultimately be converted into the Group’s equity (ordinary shares) when the warrants are exercised or will be extinguished on the expiry of the outstanding warrants, and will not result in the outlay of any cash by the Group.

In connection with the completion of the business combination on 20 December 2019, each of Twelve Sea’s 21,229,000 outstanding warrants were converted into the Group’s warrants at 1:1 ratio. The warrants allow the holder to subscribe for the ordinary shares of the Company at 1:1 basis at an exercise price of USD 11.50. The warrants shall lapse and expire after five years from the closing of the business combination. The holders of the warrants issued pursuant to the business combination may elect, if the Group does not have an effective registration statement or the prospectus contained therein is not available for the issuance of the warrant shares to the holder, in lieu of exercising the warrants for cash, a cashless exercise option to receive a variable number of common shares.

At initial recognition on 20 December 2019, the Group recorded a derivative warrant liability of USD 16,983,200 based on the quoted price on 20 December 2019 of USD 0.8 per warrant and then revalued at USD 0.74 at 31 December 2019 resulting in a fair value gain of USD 1,273,740 and a warrant derivative liability of USD 15,709,460. These warrants were accounted for as part of the consideration transferred under IFRS 2. Additional information is provided in Note 26.

On 14 May 2020, holders of 100 warrants have exercised their rights through cash exercise and converted the warrants into ordinary shares.

At 31 December 2020, the Group recorded a derivative warrant liability of USD 13,161,838 (31 December 2019: USD 15,709,460) which resulted in a gain on revaluation of derivative warrant liability for the year ended 31 December 2020 of USD 2,547,622 (31 December 2019: USD 1,273,740).

20	Derivative Warrant Liability

Issuance of 21,229,000 warrants in connection with merger (Note 30)	16,983,200	Nil
Fair value remeasurement of derivative warrant liability	(1,273,740)	Nil
	15,709,460	Nil

In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date. The derivative liabilities will ultimately be converted into the Group’s equity (ordinary shares) when the warrants are exercised or will be extinguished on the expiry of the outstanding warrants, and will not result in the outlay of any cash by the Group.

In connection with the completion of the business combination on 20 December 2019, each of Twelve Sea’s 21,229,000 outstanding warrants were converted into the Group’s warrants at 1:1 ratio. The warrants allow the holder to subscribe for the ordinary shares of the Company at 1:1 basis at an exercise price of USD 11.50. The warrants shall lapse and expire after five years from the closing of the business combination. The holders of the warrants issued pursuant to the business combination may elect, if the Group does not have an effective registration statement or the prospectus contained therein is not available for the issuance of the warrant shares to the holder, in lieu of exercising the warrants for cash, a cashless exercise option to receive a variable number of common shares.

At initial recognition on 20 December 2019, the Group recorded a derivative warrant liability of USD 16,983,200 based on the quoted price on 20 December 2019 of USD 0.8 per warrant and then revalued at USD 0.74 at December 31, 2019 resulting in a fair value gain of USD 1,273,740 and a warrant derivative liability of USD 15,709,460. These warrants were accounted for as part of the consideration transferred under IFRS 2. Additional information is provided in Note 30.

On 14 May 2020, holders of 100 warrants have exercised their rights through cash exercise and converted the warrants into ordinary shares.